Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenues:
Net sales					$ 174,830	$ 174,830
Licensing revenue					1,300,000	1,300,000
Grant revenue					618,692	618,692
Total net revenue			0	0	2,093,522	2,093,522
Cost of goods sold					51,094	51,094
Gross margin					2,042,428	2,042,428
Operating expenses:
Research and development	3,442,912	2,210,454	8,088,152	5,758,337	86,057,456	89,500,368
Selling, general and administrative	2,112,706	2,045,238	7,519,405	7,190,093	67,666,712	69,779,418
Transaction-related expenses	27,500	(114,388)	(69,602)	410,885	671,652	699,152
Depreciation and amortization	9,795	30,192	90,047	37,570	11,025,235	11,035,030
Write-off of in-process research and development					10,422,130	10,422,130
Goodwill impairment					5,702,130	5,702,130
Equity in loss of investee					178,936	178,936
Total operating expenses	5,592,913	4,171,496	15,628,002	13,396,885	181,724,251	187,317,164
Loss from operations	(5,592,913)	(4,171,496)	(15,628,002)	(13,396,885)	(179,681,823)	(185,274,736)
Reduction of fair value of warrants					(12,239,688)	(12,239,688)
Interest income	14,416	18,668	73,560	65,577	4,832,208	4,846,624
Interest expense					(191,729)	(191,729)
Other income (expense), net	(2,370)	311	(5,047)	71,377	129,705	127,335
Loss before cumulative effect of change in accounting principle	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(187,151,327)	(192,732,194)
Cumulative effect of change in accounting principle					(25,821)	(25,821)
Net loss	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(187,177,148)	(192,758,015)
Preferred stock dividends					(621,240)	(621,240)
Deemed dividends on preferred stock					(10,506,683)	(10,506,683)
Net loss applicable to common stock	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(198,305,071)	(203,885,938)
Loss per common share - basic and diluted	$ (0.12)	$ (0.09)	$ (0.33)	$ (0.47)
Weighted average shares outstanding - basic and diluted	46,265,286	47,715,709	47,641,043	28,175,221
Comprehensive Income/(Loss):
Net loss	(5,580,867)	(4,152,517)	(15,559,489)	(13,259,931)	(187,177,148)	(192,758,015)
Unrealized gains (losses) on marketable securities			104	(142)	(38)
Other comprehensive gains/(losses)	(8,448)	139	104	(2,298)		(10,642)
Foreign currency translation adjustments				(2,156)	(2,156)
Comprehensive net loss	$ (5,589,315)	$ (4,152,378)	$ (15,559,385)	$ (13,262,229)	$ (187,179,342)	$ (192,768,657)